NEW ATHLETICS, INC.
440 KINGS VILLAGE ROAD
SCOTTS VALLEY, CA 95066

October 27, 2005

VIA EDGAR AND VIA HAND DELIVERY

Donald C. Hunt, Esq.
Attorney-Advisor
Office of Electronics and Machinery
Division of Corporation Finance
Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549-6010

  Re:
  New Athletics, Inc.
  Registration Statement on Form S-4, as amended, filed on June 24, 2005
  File No. 333-126098

Dear Mr. Hunt:

Pursuant to Rule 461 of Regulation C promulgated under the Securities Act of 1933, as amended, New Athletics, Inc. (the "Company") hereby requests that the effective date of the above-referenced Registration Statement be accelerated to, and that such Registration Statement be declared effective on, Monday, October 31, 2005 at 3:00 p.m., Washington, D.C. time, or as soon thereafter as practicable, unless we or our outside counsel, Latham & Watkins LLP, request by telephone that such Registration Statement be declared effective at some other time.

Very Truly Yours,
NEW ATHLETICS, INC.
By:	/s/ JERAULD J. CUTINI Jerauld J. Cutini President and Chief Executive Officer
cc:
Patrick C. O'Connor, Aviza Technology, Inc.
John Macneil, Trikon Technologies, Inc.
Christopher L. Kaufman, Latham & Watkins LLP
Steven V. Bernard, Wilson Sonsini Goodrich & Rosati, Professional Corporation